Insurance (Details Narrative) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Other Movements In Insurance Liabilities [line items]
Other insurance liabilities	$ 30	$ 105
Increase (Decrease) of due to business growth	$ (75)	$ (132)
Ontario [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	50.80%	51.20%
Western Provinces [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	31.50%	31.70%
Atlantic Provinces [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	10.90%	10.80%
Quebec [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	6.80%	6.30%
Automobile policies [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	67.30%	68.10%
Residential [member]
Disclosure Of Other Movements In Insurance Liabilities [line items]
Percentage of net written premiums	32.40%	31.60%